Document and Entity Information	Mar. 22, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001835817
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Mar. 22, 2022
Entity Registrant Name	NORTHERN STAR INVESTMENT CORP. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40134
Entity Tax Identification Number	85-4136140
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	11th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Sixth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-sixth of one redeemable warrant
Trading Symbol	NSTC.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NSTC
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NSTC WS
Security Exchange Name	NYSE